Note 14 - Earnings Per Share	12 Months Ended
Jan. 31, 2012
Earnings Per Share [Text Block]
Note 14 - Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”):

Year Ended	January 31, 2012	January 31, 2011	January 31, 2010

Net income for purposes of calculating basic and diluted earnings per share	12,026	11,539	14,350
(number of shares in thousands)
Weighted average shares outstanding	62,218	61,523	55,389
Dilutive effect of employee stock options	1,182	1,365	1,048
Weighted average common and common equivalent shares outstanding	63,400	62,888	56,437
Earnings per share
Basic	0.19	0.19	0.26
Diluted	0.19	0.18	0.25

For the years ended January 31, 2012, 2011 and 2010, respectively, 15,000, 219,607 and 348,219 options were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive. Additionally, for 2012, 2011 and 2010, respectively, the application of the treasury stock method excluded 418,480, 222,500 and 1,322,109 options from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense of such options that are attributed to future service periods made such options anti-dilutive.